ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6.                                      ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	As of December 31,
	2010	2011

Accounts receivables, net	$12,815	$14,911

Accounts receivable represents amounts earned under advertising contracts at the respective balance sheet dates.  These amounts become billable according to the contract term.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2009	2010	2011

Balance at beginning of year	$327	$253	$233
Charge to expenses	274	446	831
Transferring out as a result of disposal of discontinued operations	(349)	(176)	—
Reversal	—	—	(429)
Write off	—	(304)	(428)
Exchange difference	1	14	17
Balance at end of year	$253	$233	$224